FINANCIAL INSTRUMENTS	12 Months Ended
Aug. 31, 2013
Derivative Instruments and Hedging Activities Disclosure [Abstract]
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS
Monsanto’s business and activities expose it to a variety of market risks, including risks related to changes in commodity prices, foreign currency exchange rates and interest rates. These financial exposures are monitored and managed by the company as an integral part of its market risk management program. This program recognizes the unpredictability of financial markets and seeks to reduce the potentially adverse effects that market volatility could have on operating results. As part of its market risk management strategy, Monsanto uses derivative instruments to protect fair values and cash flows from fluctuations caused by volatility in currency exchange rates, commodity prices and interest rates.
Cash Flow Hedges
The company uses foreign currency options and foreign currency forward contracts as hedges of anticipated sales or purchases denominated in foreign currencies. The company enters into these contracts to protect itself against the risk that the eventual net cash flows will be adversely affected by changes in exchange rates.
Monsanto’s commodity price risk management strategy is to use derivative instruments to minimize significant unanticipated earnings fluctuations that may arise from volatility in commodity prices. Price fluctuations in commodities, mainly in corn and soybeans, can cause the actual prices paid to production growers for corn and soybean seeds to differ from anticipated cash outlays. Monsanto uses commodity futures and options contracts to manage these risks. Monsanto’s energy and raw material risk management strategy is to use derivative instruments to minimize significant unanticipated manufacturing cost fluctuations that may arise from volatility in natural gas, diesel and ethylene prices.

Monsanto’s interest rate risk management strategy is to use derivative instruments, such as forward-starting interest rate swaps, to minimize significant unanticipated earnings fluctuations that may arise from volatility in interest rates of the company’s borrowings and to manage the interest rate sensitivity of its debt.
For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of accumulated other comprehensive loss and reclassified into earnings in the period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing either hedge ineffectiveness or hedge components excluded from the assessment of effectiveness are recognized in current earnings.
The maximum term over which the company is hedging exposures to the variability of cash flow (for all forecasted transactions) is 12 months for foreign currency hedges and 45 months for commodity hedges. During the next 12 months, a pretax net loss of approximately $4 million is expected to be reclassified from accumulated other comprehensive loss into earnings. No cash flow hedges were discontinued during fiscal years 2013 and 2011. A pretax loss of $2 million during fiscal year 2012 was reclassified into earnings as a result of the discontinuance of cash flow hedges because it was probable that the original forecasted transaction would not occur by the end of the originally specified time period.
Fair Value Hedges
The company uses commodity futures and options contracts as fair value hedges to manage the value of its soybean inventory. For derivative instruments that are designated and qualify as fair value hedges, both the gain or loss on the derivative and the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. No fair value hedges were discontinued during fiscal years 2013, 2012 or 2011.
Net Investment Hedges
To protect the value of its investment from adverse changes in exchange rates, the company may, from time to time, hedge a portion of its net investment in one or more of its foreign subsidiaries. Gains or losses on derivative instruments that are designated as a net investment hedge are included in accumulated foreign currency translation adjustment and reclassified into earnings in the period during which the hedged net investment is sold or liquidated.
Derivatives Not Designated as Hedging Instruments
The company uses foreign currency contracts to hedge the effects of fluctuations in exchange rates on foreign currency denominated third-party and intercompany receivables and payables. Both the gain or loss on the derivative and the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings.
The company uses commodity option contracts to hedge anticipated cash payments to growers in the United States, Mexico and Brazil, which can fluctuate with changes in commodity price. Because these option contracts do not meet the provisions specified by the Derivatives and Hedging topic of the ASC, they do not qualify for hedge accounting treatment. Accordingly, the gain or loss on these derivatives is recognized in current earnings.
To reduce credit exposure in Latin America, Monsanto collects payments on certain customer accounts in grain. Such payments in grain are negotiated at or near the time Monsanto’s products are sold to the customers and are valued at the prevailing grain commodity prices. By entering into forward sales contracts related to grain, Monsanto mitigates the commodity price exposure from the time a contract is signed with a customer until the time a grain merchant collects the grain from the customer on Monsanto’s behalf. The forward sales contracts do not qualify for hedge accounting treatment under the Derivatives and Hedging topic of the ASC. Accordingly, the gain or loss on these derivatives is recognized in current earnings.
Monsanto uses interest rate contracts to minimize the variability of forecasted cash flows arising from the company’s VIE in Brazil. The interest rate contracts do not qualify for hedge accounting treatment under the Derivatives and Hedging Topic of the ASC. Accordingly, the gain or loss on these derivatives is recognized in current earnings.
Certain of Monsanto’s grower contracts that include minimum guaranteed payment provisions are considered derivatives under the Derivatives and Hedging Topic of the ASC. These contracts do not qualify for hedge accounting treatment. Accordingly, the gain or loss on these derivatives is recognized in current earnings.

Financial instruments are neither held nor issued by the company for trading purposes.
The notional amounts of the company’s derivative instruments outstanding as of Aug. 31, 2013, and Aug. 31, 2012, were as follows:

	As of Aug. 31,
(Dollars in millions)	2013	2012
Derivatives Designated as Hedges:
Foreign exchange contracts	$261	$397
Commodity contracts	872	590
Total Derivatives Designated as Hedges	$1,133	$987
Derivatives Not Designated as Hedges:
Foreign exchange contracts	$1,188	$949
Commodity contracts	217	357
Interest rate contracts	—	161
Total Derivatives Not Designated as Hedges	$1,405	$1,467

The net presentation of the company’s derivative instruments outstanding were as follows:

	As of Aug. 31, 2013
(in millions)	Gross Amounts Recognized	Gross Amounts Offset in the Statement of Consolidated Financial Position	Net Amounts Included in the Statement of Consolidated Financial Position	Collateral Pledged	Net Amounts Reported in the Statement of Consolidated Financial Position	Other Items Included in the Statement of Consolidated Financial Position	Statement of Consolidated Financial Position Balance
Asset Derivatives:
Trade receivables, net
Derivatives not designated as hedges:
Commodity contracts(1)	$1	$(6)	$(5)	$5	$—
Total trade receivables, net	1	(6)	(5)	5	—	$1,715	$1,715
Miscellaneous receivables
Derivatives designated as hedges:
Foreign exchange contracts	3	—	3	—	3
Derivatives not designated as hedges:
Foreign exchange contracts	2	—	2	—	2
Commodity contracts	4	—	4	—	4
Total miscellaneous receivables	9	—	9	—	9	739	748
Other current assets
Derivatives designated as hedges:
Commodity contracts(1)	9	(61)	(52)	52	—
Derivatives not designated as hedges:
Commodity contracts(1)	5	(4)	1	—	1
Total other current assets	14	(65)	(51)	52	1	165	166
Other assets
Derivatives designated as hedges
Commodity contracts(1)	—	(9)	(9)	9	—
Total other assets	—	(9)	(9)	9	—	496	496
Total Asset Derivatives	$24	$(80)	$(56)	$66	$10
Liability Derivatives:
Trade receivables, net
Derivatives not designated as hedges:
Commodity contracts(1)	$6	$(6)	$—	$—	$—
Total trade receivables, net	6	(6)	—	—	—
Other current assets
Derivatives designated as hedges:
Commodity contracts(1)	61	(61)	—	—	—
Derivatives not designated as hedges:
Commodity contracts(1)	4	(4)	—	—	—
Total other current assets	65	(65)	—	—	—
Other assets
Derivatives designated as hedges:
Commodity contracts(1)	9	(9)	—	—	—
Total other assets	9	(9)	—	—	—
Miscellaneous short-term accruals
Derivatives designated as hedges:
Foreign exchange contracts	1	—	1	—	1
Commodity contracts	4	—	4	—	4
Derivatives not designated as hedges:
Foreign exchange contracts	7	—	7	—	7
Total miscellaneous short-term accruals	12	—	12	—	12	$800	$812
Other liabilities
Derivatives designated as hedges:
Commodity contracts	1	—	1	—	1
Total other liabilities	1	—	1	—	1	381	382
Total Liability Derivatives	$93	$(80)	$13	$—	$13

(1)
As allowed by the Derivatives and Hedging topic of the ASC, commodity derivative assets and liabilities have been offset by collateral subject to an enforceable master netting arrangement or similar arrangement. Therefore, these commodity contracts that are in an asset or liability position are included in asset accounts within the Statements of Consolidated Financial Position.

	As of Aug. 31, 2012
(in millions)	Gross Amounts Recognized	Gross Amounts Offset in the Statement of Consolidated Financial Position	Net Amounts Included in the Statement of Consolidated Financial Position	Collateral Pledged	Net Amounts Reported in the Statement of Consolidated Financial Position	Other Items Included in the Statement of Consolidated Financial Position	Statement of Consolidated Financial Position Balance
Asset Derivatives:
Trade receivables, net
Derivatives not designated as hedges:
Commodity contracts(1)	$12	$(6)	$6	$—	$6
Total trade receivables, net	12	(6)	6	—	6	$1,891	$1,897
Miscellaneous receivables
Derivatives designated as hedges:
Foreign exchange contracts	6	—	6	—	6
Derivatives not designated as hedges:
Foreign exchange contracts	5	—	5	—	5
Commodity contracts	7	—	7	—	7
Total miscellaneous receivables	18	—	18	—	18	602	620
Other current assets
Derivatives designated as hedges:
Commodity contracts	70	—	70	—	70
Derivatives not designated as hedges:
Commodity contracts(1)	4	(6)	(2)	2	—
Total other current assets	74	(6)	68	2	70	113	183
Other assets
Derivatives designated as hedges
Commodity contracts	16	—	16	—	16
Total other assets	16	—	16	—	16	586	602
Total Asset Derivatives	$120	$(12)	$108	$2	$110
Liability Derivatives:
Trade receivables, net
Derivatives not designated as hedges:
Commodity contracts(1)	$6	$(6)	$—	$—	$—
Total trade receivables, net	6	(6)	—	—	—
Other current assets
Derivatives not designated as hedges:
Commodity contracts(1)	6	(6)	—	—	—
Total other current assets	6	(6)	—	—	—
Miscellaneous short-term accruals
Derivatives designated as hedges:
Foreign exchange contracts	3	—	3	—	3
Commodity contracts	7	—	7	—	7
Derivatives not designated as hedges:
Foreign exchange contracts	4	—	4	—	4
Commodity contracts	7	—	7	—	7
Total miscellaneous short-term accruals	21	—	21	—	21	$664	$685
Other liabilities
Derivatives designated as hedges:
Commodity contracts	3	—	3	—	3
Total other liabilities	3	—	3	—	3	612	615
Total Liability Derivatives	$36	$(12)	$24	$—	$24

(1)
As allowed by the Derivatives and Hedging topic of the ASC, commodity derivative assets and liabilities have been offset by collateral subject to an enforceable master netting arrangement or similar arrangement. Therefore, these commodity contracts that are in an asset or liability position are included in asset accounts within the Statements of Consolidated Financial Position.

The gains and losses on the company’s derivative instruments were as follows:

	Amount of Gain (Loss) Recognized in AOCL(1) (Effective Portion)			Amount of Gain (Loss) Recognized in Income(2)
	Year Ended Aug. 31,			Year Ended Aug. 31,
(Dollars in millions)	2013	2012	2011	2013	2012	2011	Income Statement Classification
Derivatives Designated as Hedges:
Fair value hedges:
Commodity contracts(5)				$—	$(29)	$(20)	Cost of goods sold
Cash flow hedges:
Foreign exchange contracts	$5	$2	$(16)	—	(4)	(12)	Net sales
Foreign exchange contracts	(5)	13	(20)	4	6	5	Cost of goods sold
Commodity contracts(3)	(123)	64	228	113	69	7	Cost of goods sold
Interest rate contracts(4)	—	(73)	(4)	(12)	(9)	(7)	Interest expense
Total Derivatives Designated as Hedges	(123)	6	188	105	33	(27)
Derivatives Not Designated as Hedges:
Foreign exchange contracts(6)				41	(21)	(9)	Other expense, net
Commodity contracts				(9)	6	2	Net sales
Commodity contracts				(2)	(19)	(1)	Cost of goods sold
Total Derivatives Not Designated as Hedges				30	(34)	(8)
Total Derivatives	$(123)	$6	$188	$135	$(1)	$(35)

(1)	Accumulated Other Comprehensive Loss (AOCL).

(2)
For derivatives designated as cash flow hedges under the Derivatives and Hedging topic of the ASC, this represents the effective portion of the gain (loss) reclassified from AOCL into income during the period.

(3)
Gain on commodity cash flow hedges includes a loss of $4 million, a gain of less than $1 million and a gain of $2 million from ineffectiveness for fiscal years 2013, 2012 and 2011, respectively. Additionally, the gain on commodity cash flow hedges includes a loss from discontinued hedges of $2 million for fiscal year 2012. There were no hedges discontinued in fiscal years 2013 or 2011.

(4)
Loss on interest rate contract cash flow hedges includes a loss of $1 million from ineffectiveness for fiscal year 2012. There was no ineffectiveness on interest rate contract cash flow hedges during fiscal years 2013 or 2011. No amounts were excluded from the assessment of hedge effectiveness during fiscal years 2013, 2012 or 2011.

(5)	Loss on fair value hedges includes a loss of less than $1 million, $3 million and $2 million from ineffectiveness for fiscal years 2013, 2012 and 2011, respectively.

(6)
Gain or loss on foreign exchange contracts not designated as hedges was offset by a foreign currency transaction loss of $129 million, a gain of $5 million and a loss of $40 million during fiscal years 2013, 2012 and 2011, respectively.

Several of the company’s outstanding foreign currency derivatives are covered by International Swap Dealers’ Association (ISDA) Master Agreements with the counterparties. There are no requirements to post collateral under these agreements. However, should Monsanto’s credit rating fall below a specified rating immediately following the merger of Monsanto with another entity, the counterparty may require all outstanding derivatives under the ISDA Master Agreement to be settled immediately at current market value, which equals carrying value. Foreign currency derivatives that are not covered by ISDA Master Agreements do not have credit-risk-related contingent provisions. Most of Monsanto’s outstanding commodity derivatives are listed commodity futures, and the company is required by the relevant commodity exchange to post collateral each day to cover the change in the fair value of these futures in the case of an unrealized loss position. The counterparty is required to post collateral each day to cover the change in fair value of these futures in the case of an unrealized gain position. Non-exchange-traded commodity derivatives are covered by the aforementioned ISDA Master Agreements and are subject to the same credit-risk-related contingent provisions, as are the company’s interest rate derivatives. The aggregate fair value of all derivative instruments under ISDA Master Agreements in a liability position was $7 million as of Aug. 31, 2013, and $13 million as of Aug. 31, 2012, which is the amount that would be required for settlement if the credit-risk-related contingent provisions underlying these agreements were triggered.

Credit Risk Management
Monsanto invests its excess cash primarily in money market funds throughout the world in high-quality short-term debt instruments. Other investments are made in highly rated securities or with major banks. Such investments are made only in instruments issued or enhanced by high-quality institutions. As of Aug. 31, 2013, and Aug. 31, 2012, the company had no financial instruments that represented a significant concentration of credit risk. Limited amounts are invested in any single institution to minimize risk. The company has not incurred any credit risk losses related to those investments.
The company sells a broad range of agricultural products to a diverse group of customers throughout the world. In the United States, the company makes substantial sales to relatively few large wholesale customers. The company’s business is highly seasonal, and it is subject to weather conditions that affect commodity prices and seed yields. Credit limits, ongoing credit evaluation, and account monitoring procedures are used to minimize the risk of loss. Collateral or credit insurance is obtained when it is deemed appropriate by the company.
Monsanto regularly evaluates its business practices to minimize its credit risk and periodically engages multiple banks in the United States, Brazil and Europe in the development of customer financing programs. For further information on these programs, see Note 7 — Customer Financing Programs.